American Beacon Sound Point Floating Rate Income Fund

Supplement dated January 25, 2019
to the
Prospectus and Summary Prospectus, each dated December 28, 2018

Effective immediately, Joe Xu will be added as a Portfolio Manager for the American Beacon Sound Point Floating Rate Income Fund. Accordingly, effective immediately, the following changes are made:

I.	On page 5, the table under the heading “Fund Summary - American Beacon Sound Point Floating Rate Income Fund - Portfolio Managers” is deleted and replaced with the following:

Sound Point	Stephen Ketchum* Managing Partner and Principal Owner Since Fund Inception (2012)	Rick Richert* Portfolio Manager Since Fund Inception (2012)
* Includes Predecessor Fund.	Joe Xu Portfolio Manager and Senior Credit Analyst Since 2019

II.	On page 13, under the heading “Fund Management - The Sub-Advisor - Sound Point Capital Management, LP”, the following is added following the paragraph relating to Rick Richert:

Joe Xu is Portfolio Manager and Senior Credit Analyst.  Mr. Xu joined Sound Point in 2014 as a credit analyst.  He currently serves as Portfolio Manager on the firm’s U.S. Floating Rate Fund Investment Committee and Senior Credit Analyst covering the Technology sector.

Prior to joining Sound Point, Mr. Xu spent over 3 years as a credit analyst with Ares Management, where he evaluated leveraged loan opportunities in the Business Services, Consumer, Industrial, Media and Technology sectors.   Prior to Ares, Mr. Xu evaluated, structured and executed private equity and mezzanine debt investments for Veronis Suhler Stevenson, a middle market private equity and specialty finance firm.  Mr. Xu began his career as an investment banking analyst with William Blair & Company and graduated cum laude from the University of Illinois at Urbana-Champaign with a B.S. in Accounting.

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American Beacon Sound Point Floating Rate Income Fund

Supplement dated January 25, 2019
to the
Statement of Additional Information dated December 28, 2018

Effective immediately, Joe Xu is added as a Portfolio Manager for the American Beacon Sound Point Floating Rate Income Fund. Accordingly, effective immediately, the following changes are made:

I.	On page 29, under the heading “Portfolio Managers”, the table is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Sound Point
Stephen Ketchum	3($2.7 bil)	8($3.5 bil)	39($13.9 bil)	None	4($1.7 bil)	2($99 mil)
Rick Richert	1($2.4 bil)	2($1.8 mil)	31($13.7 bil)	None	None	1($66.0 mil)
Joe Xu1	None	None	None	None	None	None

1	As of December 31, 2018

II.	On page 30, under the heading “Portfolio Managers-Ownership of the Fund”, the table is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Manager	Sound Point Floating Rate Income Fund
Sound Point Capital Management, LP.
Stephen Ketchum	$1-$10,000
Rick Richert	$10,001-$50,000
Joe Xu1	None

1	As of December 31, 2018

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